Consolidated statement of changes in equity - GBP (£) £ in Millions	Total	Total equity excluding non-controlling interests	Called up share capital and share premium		Other equity instruments		Other reserves		Retained earnings	Non-controlling interests
Beginning balance, equity at Dec. 31, 2020	£ 66,882	£ 65,797	£ 4,637	[1]	£ 11,172	[1]	£ 4,461	[2]	£ 45,527	£ 1,085
Profit after tax	7,056	7,009			804	[1]			6,205	47
Currency translation movements	(131)	(131)					(131)	[2]
Fair value through other comprehensive income reserve	(288)	(288)					(288)	[2]
Cash flow hedges	(2,428)	(2,428)					(2,428)	[2]
Retirement benefit remeasurements	643	643							643
Own credit reserve	(14)	(14)					(14)	[2]
Total comprehensive income for the year	4,838	4,791			804	[1]	(2,861)	[2]	6,848	47
Employee share schemes and hedging thereof	295	295	60	[1]					235
Issue and redemption of other equity instruments	1,009	1,084			1,078	[1]			6	(75)
Other equity instruments coupons paid	(804)	(804)			(804)	[1]
Increase in treasury shares	(240)	(240)					(240)	[2]
Vesting of shares under employee share schemes	(169)	(169)					241	[2]	(410)
Dividends paid	(556)	(512)							(512)	(44)
Repurchase of shares	(1,200)	(1,200)	(161)	[1]			161	[2]	(1,200)
Other reserve movements	(14)	10			9	[1]	8	[2]	(7)	(24)
Ending balance, equity at Dec. 31, 2021	70,041	69,052	4,536	[1],[3]	12,259	[1],[3]	1,770	[2],[4]	50,487	989
Profit after tax	5,973	5,928			905	[3]			5,023	45
Currency translation movements	2,032	2,032					2,032	[4]
Fair value through other comprehensive income reserve	(1,193)	(1,193)					(1,193)	[4]
Cash flow hedges	(6,382)	(6,382)					(6,382)	[4]
Retirement benefit remeasurements	(281)	(281)							(281)
Own credit reserve	1,463	1,463					1,463	[4]
Total comprehensive income for the year	1,612	1,567			905	[3]	(4,080)	[4]	4,742	45
Employee share schemes and hedging thereof	546	546	70	[3]	0				476
Issue and redemption of other equity instruments	1,040	1,060			1,032	[3]			28	(20)
Other equity instruments coupons paid	(905)	(905)			(905)	[3]
Disposal of Absa holding	0	0					(84)	[4]	84
Increase in treasury shares	(248)	(248)					(248)	[4]
Vesting of shares under employee share schemes	(232)	(232)					253	[4]	(485)
Dividends paid	(1,073)	(1,028)							(1,028)	(45)
Repurchase of shares	(1,508)	(1,508)	(233)	[3]	0		233	[4]	(1,508)
Own credit realisation	0	0					(36)	[4]	36
Other reserve movements	(13)	(12)	0		(7)	[3]			(5)	(1)
Ending balance, equity at Dec. 31, 2022	69,260	68,292	4,373	[3]	13,284	[3]	(2,192)	[4]	52,827	968
Profit after tax	5,323	5,259			985	[3]			4,274	64
Currency translation movements	(1,101)	(1,101)					(1,101)	[4]
Fair value through other comprehensive income reserve	194	194					194	[4]
Cash flow hedges	3,528	3,528					3,528	[4]
Retirement benefit remeasurements	(855)	(855)							(855)
Own credit reserve	(710)	(710)					(710)	[4]
Total comprehensive income for the year	6,379	6,315			985	[3]	1,911	[4]	3,419	64
Employee share schemes and hedging thereof	621	621	124	[3]	0				497
Issue and redemption of other equity instruments	(380)	(68)			(30)	[3]			(38)	(312)
Other equity instruments coupons paid	(985)	(985)			(985)	[3]
Increase in treasury shares	(285)	(285)					(285)	[4]
Vesting of shares under employee share schemes	(229)	(229)					277	[4]	(506)
Dividends paid	(1,274)	(1,210)							(1,210)	(64)
Repurchase of shares	(1,257)	(1,257)	(209)	[3]	0		209	[4]	(1,257)
Other reserve movements	14	10	0		5	[3]	3		2	4
Ending balance, equity at Dec. 31, 2023	£ 71,864	£ 71,204	£ 4,288	[3]	£ 13,259	[3]	£ (77)	[4]	£ 53,734	£ 660

[1]	For further details refer to Note 28.
[2]	For further details refer to Note 29.
[3]	For further details refer to Note 27.
[4]	For further details refer to Note 28.